STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended		9 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended				1 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Series A convertible preferred stock warrant	Apr. 30, 2010 Loan and security agreement Series A convertible preferred stock warrant	Apr. 30, 2010 Agreement for obtaining line of credit Series A convertible preferred stock warrant	Sep. 30, 2013 Convertible Preferred Stock	Dec. 31, 2012 Series A	Dec. 31, 2011 Series A	Sep. 25, 2013 Series A Loan and security agreement	Sep. 25, 2013 Series A Agreement for obtaining line of credit	Dec. 31, 2012 Series B	Dec. 31, 2011 Series B	Dec. 31, 2012 Series C	Dec. 31, 2011 Series C	Dec. 31, 2012 Series C-1	Dec. 31, 2011 Series C-1	Sep. 30, 2013 Initial Public Offering	Sep. 25, 2013 Initial Public Offering Series A
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares of common stock sold by the entity																	1,116,030	2,932,675		4,000,000
Number of shares of common stock sold by selling stockholders	600,000
Issuance Price Per Share (in dollars per share)										$ 0.9286				$ 2.0782		$ 5.8690	$ 5.869	$ 11.7640		$ 29.00
Total gross proceeds from the offering																				$ 116,000,000
Aggregate net proceeds received from offering		107,880,000																		107,900,000
Number of shares of common stock issued upon conversion of convertible securities									19,478,932												104,997
Shares Authorized			19,788,015							10,884,902	10,884,902			4,811,855	4,811,855	1,116,030	1,250,000	2,975,228	2,975,228
Shares issued			19,478,932							10,618,372	10,618,372			4,811,855	4,811,855	1,116,030	1,116,030	2,932,675	2,932,675
Shares outstanding			19,478,932							10,618,372	10,618,372			4,811,855	4,811,855	1,116,030	1,116,030	2,932,675	2,932,675
Issuance Price Per Share (in dollars per share)										$ 0.9286				$ 2.0782		$ 5.8690	$ 5.869	$ 11.7640		$ 29.00
Carrying Value			60,617,000							9,788,000	9,788,000			9,935,000	9,935,000	6,501,000	6,501,000	34,393,000
Liquidation Preference			65,047,000							9,860,000				12,500,000		8,187,000		34,500,000
Noncumulative dividend rate on preference shares (as a percent)			8.00%
Dividend per preference shares (in dollars per share)										$ 0.07429				$ 0.16626		$ 0.46952		$ 0.94112
Dividends declared			0
Liquidation Preference (in dollars per share)										$ 0.9286				$ 2.59775		$ 7.33625		$ 11.7640
Conversion ratio			1	1
Valuation of the entity at the time of underwritten public offering of shares of common stock considered for determining automatic conversion of preferred stock					100,000,000
Net proceeds from underwritten public offering of common stock considered for determining automatic conversion of preferred stock					20,000,000
Number of shares called by warrant							161,553	104,997
Exercise price of warrants (in dollars per share)							$ 0.9286	$ 0.9286
Estimated fair value of warrants							$ 22,000	$ 10,000				$ 4,500,000	$ 2,900,000
Expiration period of warrants							10 years	10 years
Weighted-average assumptions
Expected dividend yield (as a percent)							0.00%	0.00%
Expected volatility (as a percent)							70.50%	70.50%
Risk-free interest rate (as a percent)							3.96%	3.33%
Expected term							10 years	7 years
Shares of capital stock reserved for issuance
Stock options outstanding (in shares)			5,832,705
Stock options available for grant (in shares)			14,738
Total shares reserved			25,592,905			266,530				10,618,372				4,811,855		1,116,030		2,932,675